CECL (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr 52	SFr 45		SFr 45
Other financial assets, Current-period provision for expected credit losses	21	15	SFr 9	36	SFr 12
Other financial assets, Gross write-offs	(1)	(8)		(9)
Other financial assets, Recovery	1	0		1
Other financial assets, Net write-offs	0	(8)		(8)
Other financial assets, Foreign currency translation impact and other adjustments, net	(3)	0		(3)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	7			7
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	6			6
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	57			57
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	70	52		70
Other financial assets, individually evaluated for impairment	20	15		20
Other financial assets, collectively evaluated for impairment	50	37		50
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance		SFr 43		43
Other financial assets, Current-period provision for expected credit losses				32	SFr 11
Other financial assets, Gross write-offs				(9)
Other financial assets, Recovery				1
Other financial assets, Net write-offs				(8)
Other financial assets, Foreign currency translation impact and other adjustments, net				(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	3			3
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	6			6
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)			(0)
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	54			54
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	63			63
Other financial assets, individually evaluated for impairment	19			19
Other financial assets, collectively evaluated for impairment	SFr 44			SFr 44